LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 274	$ 97	$ 380
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	500
2022	42
2023	68
2024	11
2025	158
2026	254
Thereafter (through 2030)	731
Total	1,264
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	825	778	830
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 454	$ 349	$ 156
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%